STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income
Interest income	$ 1,462	$ 1,263
Miscellaneous income	2,482,805	36,121
Total income	2,484,267	37,384
Share of income from operating limited partnerships	2,120,803	2,331,584
Expenses
Professional fees	144,389	146,822
Partnership management fee	223,649	350,343
General and administrative expenses	88,261	106,926
Total Expenses	456,299	604,091
NET INCOME (LOSS)	4,148,771	1,764,877
Net income (loss) allocated to general partner	41,488	17,647
Net income (loss) allocated to assignees	$ 4,107,283	$ 1,747,230
Net income (loss) per BAC (in dollars per share)	$ 0.22	$ 0.09
Series Seven [Member]
Income
Interest income	$ 0	$ 0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to assignees	$ 0	$ 0
Net income (loss) per BAC (in dollars per share)	$ 0	$ 0
Series Nine [Member]
Income
Interest income	$ 137	$ 118
Miscellaneous income	1	0
Total income	138	118
Share of income from operating limited partnerships	78,000	81,372
Expenses
Professional fees	23,299	25,791
Partnership management fee	67,236	72,639
General and administrative expenses	17,425	20,710
Total Expenses	107,960	119,140
NET INCOME (LOSS)	(29,822)	(37,650)
Net income (loss) allocated to general partner	(298)	(377)
Net income (loss) allocated to assignees	$ (29,524)	$ (37,273)
Net income (loss) per BAC (in dollars per share)	$ (0.01)	$ (0.01)
Series Ten [Member]
Income
Interest income	$ 191	$ 199
Miscellaneous income	13,190	10,350
Total income	13,381	10,549
Share of income from operating limited partnerships	420,731	250,276
Expenses
Professional fees	26,105	21,040
Partnership management fee	48,856	48,410
General and administrative expenses	14,464	17,249
Total Expenses	89,425	86,699
NET INCOME (LOSS)	344,687	174,126
Net income (loss) allocated to general partner	3,447	1,741
Net income (loss) allocated to assignees	$ 341,240	$ 172,385
Net income (loss) per BAC (in dollars per share)	$ 0.14	$ 0.07
Series Eleven [Member]
Income
Interest income	$ 379	$ 164
Miscellaneous income	16,113	6,895
Total income	16,492	7,059
Share of income from operating limited partnerships	548,878	13,811
Expenses
Professional fees	24,268	24,450
Partnership management fee	18,960	74,939
General and administrative expenses	13,810	16,741
Total Expenses	57,038	116,130
NET INCOME (LOSS)	508,332	(95,260)
Net income (loss) allocated to general partner	5,083	(953)
Net income (loss) allocated to assignees	$ 503,249	$ (94,307)
Net income (loss) per BAC (in dollars per share)	$ 0.2	$ (0.04)
Series Twelve [Member]
Income
Interest income	$ 286	$ 285
Miscellaneous income	3,802	1,188
Total income	4,088	1,473
Share of income from operating limited partnerships	69,513	784,434
Expenses
Professional fees	32,112	26,225
Partnership management fee	35,664	45,775
General and administrative expenses	16,172	20,273
Total Expenses	83,948	92,273
NET INCOME (LOSS)	(10,347)	693,634
Net income (loss) allocated to general partner	(103)	6,936
Net income (loss) allocated to assignees	$ (10,244)	$ 686,698
Net income (loss) per BAC (in dollars per share)	$ (0.00)	$ 0.23
Series Fourteen [Member]
Income
Interest income	$ 469	$ 497
Miscellaneous income	2,449,699	17,688
Total income	2,450,168	18,185
Share of income from operating limited partnerships	1,003,681	1,201,691
Expenses
Professional fees	38,605	49,316
Partnership management fee	52,933	108,580
General and administrative expenses	26,390	31,953
Total Expenses	117,928	189,849
NET INCOME (LOSS)	3,335,921	1,030,027
Net income (loss) allocated to general partner	33,359	10,300
Net income (loss) allocated to assignees	$ 3,302,562	$ 1,019,727
Net income (loss) per BAC (in dollars per share)	$ 0.6	$ 0.18